Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended
	Sep. 26, 2023	May 31, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 27, 2023
C000244756
Account Value [Line Items]
Line Graph and Table Measure Name		Brookstone Growth Stock ETF - NAV
Account Value	$ 10,000	$ 11,903	$ 11,903	$ 11,478	$ 12,043	$ 11,915	$ 11,390	$ 11,210	$ 10,661	$ 9,692	$ 10,100
C000244758
Account Value [Line Items]
Line Graph and Table Measure Name			Brookstone Opportunities ETF - NAV
Account Value		$ 11,431	$ 11,431	11,098	11,407	11,238	10,936	10,823	10,496	9,924	10,024	$ 10,000
C000244760
Account Value [Line Items]
Line Graph and Table Measure Name		Brookstone Value Stock ETF - NAV
Account Value	10,000	$ 11,943	11,943	11,675	12,145	11,647	11,358	11,310	10,755	9,832	9,964
C000244759
Account Value [Line Items]
Line Graph and Table Measure Name		Brookstone Ultra-Short Bond ETF - NAV
Account Value	10,000	$ 10,301	$ 10,301	10,261	10,229	10,196	10,161	10,128	10,092	10,048	10,008
C000244754
Account Value [Line Items]
Line Graph and Table Measure Name			Brookstone Active ETF - NAV
Account Value		$ 11,549	$ 11,549	11,175	11,516	11,263	10,949	10,853	10,488	9,872	10,024	10,000
C000244757
Account Value [Line Items]
Line Graph and Table Measure Name		Brookstone Intermediate Bond ETF - NAV
Account Value	$ 10,000	$ 10,350	$ 10,350	10,230	10,311	10,266	10,310	10,286	10,145	9,984	10,004
C000244761
Account Value [Line Items]
Line Graph and Table Measure Name			Brookstone Yield ETF - NAV
Account Value		11,045	$ 11,045	10,824	11,137	10,935	10,736	10,577	10,357	9,896	10,052	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 10,488	$ 10,488	$ 10,313	$ 10,581	$ 10,484	$ 10,634	$ 10,663	$ 10,270	$ 9,825	$ 9,983